Bank overdrafts, bonds and bank loans - Repayments Due on Corporate Bonds, Bank Loans and Overdrafts (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	£ 12,845.3	£ 15,082.5
Within one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	8,798.0	9,447.7
Between one and two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	96.4	423.8
Between two and three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	590.4	761.0
Between three and four years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	632.1	609.8
Between four and five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	554.3	670.1
Over five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	£ 2,174.1	£ 3,170.1